Investments in associates and joint venture - Statements of financial position of Coimolache under IFRS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments in associates and joint ventures
Non-current assets	$ 3,956,037	$ 3,882,847
Current liabilities	(441,605)	(379,597)
Non-current liabilities	(922,983)	(960,689)
Equity	3,169,211	3,162,941	$ 2,538,531	$ 2,799,857
Compania Minera Coimolache S.A.
Investments in associates and joint ventures
Current assets	242,490	208,382
Non-current assets	133,463	154,399
Current liabilities	(26,977)	(21,565)
Non-current liabilities	(101,909)	(95,822)
Equity	247,067	245,394
Group's interest	99,059	98,388
Tinka resources Ltd
Investments in associates and joint ventures
Current assets	5,591	13,007
Non-current assets	42,475	42,735
Current liabilities	(350)	(473)
Equity	47,716	55,269
Group's interest	$ 9,221	$ 10,678